Janus Aspen Series

Global Unconstrained Bond Portfolio

Institutional Shares

Supplement dated July 28, 2016

to Currently Effective Prospectuses

Summary

On June 16, 2016, the Board of Trustees of Global Unconstrained Bond Portfolio (the “Portfolio”) approved changes to the Portfolio’s investment strategies to expand the Portfolio’s ability to invest in commodity-linked investments. Effective October 5, 2016, the Portfolio will invest in Janus Aspen Global Unconstrained Bond Subsidiary, Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “Subsidiary”), to gain additional exposure to commodity-linked investments. The Subsidiary, in turn, will invest in commodity index-linked swaps, exchange-traded funds that invest in commodities or commodities-related investments, exchange-traded notes, and certain other commodity-linked derivatives. This Supplement describes changes to the Prospectuses that will result from the changes described above.

Prospectus Changes

Effective October 5, 2016, the Portfolio’s Prospectuses will be revised as follows.

1.	The following changes apply to the Portfolio Summary section of the Prospectus for the Portfolio as noted.

The following replaces in its entirety the corresponding table found under “Fees and Expenses of the Portfolio” in the Portfolio Summary section:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees of the Fund and the Subsidiary(1)		0.65%
Other Expenses		3.17%
Other Expenses of the Fund	3.16%
Other Expenses of the Subsidiary(2)	0.01%
Total Annual Fund Operating Expenses(3)		3.82%
Fee Waiver(3)		3.07%
Total Annual Fund Operating Expenses After Fee Waiver(3)		0.75%
(1)	The Portfolio may invest in commodity-linked investments through a wholly-owned subsidiary of the Portfolio that invests in commodity-linked investments. Janus Capital has contractually agreed that to the extent the Portfolio invests in the subsidiary, it shall not collect advisory fees from the Portfolio in an amount equal to the fee it collects from the subsidiary. The management fee waiver arrangement may not be discontinued by Janus Capital as long as its contract with the subsidiary is in place.
(2)	Other Expenses of the Subsidiary are based on the estimated expenses that the Subsidiary expects to incur.
(3)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses, which include the other expenses of the subsidiary shown above (excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.68% until at least May 1, 2017. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio’s Board of Trustees. For a period beginning with the Portfolio’s commencement of operations (January 29, 2015) and expiring on the third anniversary of the commencement of operations, or when the Portfolio’s assets meet the first breakpoint in the investment advisory fee schedule (0.65% of the first $1 billion of the average daily closing net asset value of the Portfolio), whichever occurs first, Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed if the Portfolio’s expense ratio, including recovered expenses, falls below the expense limit. There is no guarantee that the Portfolio’s assets will reach this asset level.

The following paragraph is added after the sixth paragraph in the “Principal Investment Strategies” section:

The Portfolio’s exposure to the commodity markets, in whole or in part, may be made through investment in a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “Subsidiary”), which is generally

1

subject to the same investment policies and restrictions as the Portfolio. The Subsidiary may invest in commodity index-linked swaps, exchange-traded funds that invest in commodities or commodities-related investments, exchange-traded notes, and certain other commodity-linked derivatives. The Subsidiary may also invest in other investments such as cash or U.S. Treasuries which may serve as margin or collateral for the Subsidiary’s commodity-linked derivative positions.

The following are added to the “Principal Investment Risks” section:

Commodity-Linked Investments Risk.  The Portfolio may invest, directly or indirectly, in various commodity-linked investments that provide exposure to the commodities markets. Such exposure may subject the Portfolio to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Subsidiary Risk.  By investing in the Subsidiary, the Portfolio will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Portfolio. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all of the provisions of the 1940 Act. The Internal Revenue Service (“IRS”) has previously issued a number of private letter rulings to mutual funds (but not the Portfolio), in which it ruled that income from a fund’s investment in a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. The IRS has suspended the issuance of any further private letter rulings pending a review of its position. A change in the IRS’ position or changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s Prospectus and the Statement of Additional Information. Such changes could adversely affect the Portfolio’s ability to meet its investment objective and jeopardize the Portfolio’s status as a regulated investment company under the U.S. tax code, which in turn may subject the Portfolio to higher tax rates and/or penalties.

Exchange-Traded Notes Risk.  The Portfolio may invest, directly or indirectly, in exchange-traded notes (“ETNs”), which are debt securities whose returns are linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk and counterparty risk. In addition, when the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.

2.	The following changes apply to the remainder of the Prospectus.

The following replaces in its entirety the corresponding bullet point under “Other Expenses” found under “Fees and Expenses” in the Additional Information About the Portfolio section of the Prospectus:

¡	include acquired fund fees and expenses, which are indirect expenses the Portfolio may incur as a result of investing in shares of an underlying fund. “Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a portfolio invests or has invested during the period, but does not include the Portfolio’s wholly-owned subsidiary. To the extent that the Portfolio invests in Acquired Funds, the Portfolio’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in Acquired Funds. Such amounts are less than 0.01%.

The following is added to the “Additional Investment Strategies and General Portfolio Policies” section of the Prospectus:

Investment in Subsidiary

To qualify as a regulated investment company under the Internal Revenue Code, 90% of the Portfolio’s income must be from certain qualified sources. Direct investment in many commodities-related investments generates income that is not from a qualifying source for purposes of meeting this 90% test. The Portfolio will seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “Subsidiary”), and which is generally subject to the same investment policies and restrictions as

2

the Portfolio. The Subsidiary may invest without limitation in commodity index-linked swaps, commodity futures, commodity swaps, commodity-linked notes, ETFs that invest in commodities or commodities-related investments, ETNs, and other commodity-linked derivative instruments. The Subsidiary may also invest in fixed-income securities and other investments which may serve as margin or collateral for the Subsidiary’s derivatives positions. The Portfolio may invest 25% or less of its total assets in the Subsidiary. Income or net capital gains from the Portfolio’s investment in the Subsidiary would be treated as ordinary income to the Portfolio. Janus Capital is the adviser to the Subsidiary. The Subsidiary will not be subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of a foreign jurisdiction, which can be affected by developments in that jurisdiction.

The IRS has previously issued a number of private letter rulings to mutual funds (but not the Portfolio) in which it ruled that income from a fund’s investment in a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. The IRS has suspended the issuance of any further private letter rulings pending a review of its position. A change in the IRS’ position or changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Portfolio. In particular, unfavorable treatment of the income derived from the Portfolio’s investment in the Subsidiary could jeopardize the Portfolio’s status as a regulated investment company under the Internal Revenue Code, which in turn may subject the Portfolio to higher tax rates and/or penalties. Additionally, the Commodity Futures Trading Commission (“CFTC”) adopted changes to Rule 4.5 under the Commodity Exchange Act in 2012 that required Janus Capital to register with the CFTC, and operation of the Portfolio and Subsidiary is subject to certain CFTC rules and regulations. Existing or new CFTC regulation may increase the costs of implementing the Portfolio’s strategies, which could negatively affect the Portfolio’s returns.

The following is added to the “Management Expenses” section under Management of the Portfolio following the table reflecting the Portfolio’s contractual investment advisory fee:

Janus Capital is responsible for the day-to-day management of the Subsidiary. Janus Capital has contractually agreed to waive a portion of the Portfolio’s management fee in an amount equal to the management fee paid to Janus Capital by the Subsidiary. The management fee waiver arrangement related to the Subsidiary may not be discontinued by Janus Capital as long as its contract with the Subsidiary is in place.

The following is added as the second paragraph under “Taxation of the Portfolio” in the Distributions and Taxes section of the Prospectus:

One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that 90% of the Portfolio’s income must be from certain qualified sources. The IRS has previously issued a number of private letter rulings to mutual funds (but not the Portfolio), in which it ruled that income from a fund’s investment in a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. The IRS has suspended the issuance of such private letter rulings pending a review of its position. A change in the IRS’ position or changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s Prospectus and the SAI. Such changes could adversely affect the Portfolio’s ability to meet its investment objective, and jeopardize the Portfolio’s status as a regulated investment company under the U.S. tax code, which in turn may subject the Portfolio to higher tax rates and/or penalties.

The following replaces in its entirety the last paragraph found under “Pricing of Portfolio Shares” in the Shareholder’s Guide section of the Prospectus:

The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Portfolio. The value of the securities of other open-end funds held by the Portfolio, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Please retain this Supplement with your records.

3

Janus Aspen Series

Global Unconstrained Bond Portfolio

Service Shares

Supplement dated July 28, 2016

to Currently Effective Prospectuses

Summary

On June 16, 2016, the Board of Trustees of Global Unconstrained Bond Portfolio (the “Portfolio”) approved changes to the Portfolio’s investment strategies to expand the Portfolio’s ability to invest in commodity-linked investments. Effective October 5, 2016, the Portfolio will invest in Janus Aspen Global Unconstrained Bond Subsidiary, Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “Subsidiary”), to gain additional exposure to commodity-linked investments. The Subsidiary, in turn, will invest in commodity index-linked swaps, exchange-traded funds that invest in commodities or commodities-related investments, exchange-traded notes, and certain other commodity-linked derivatives. This Supplement describes changes to the Prospectuses that will result from the changes described above.

Prospectus Changes

Effective October 5, 2016, the Portfolio’s Prospectuses will be revised as follows.

1.	The following changes apply to the Portfolio Summary section of the Prospectus for the Portfolio as noted.

The following replaces in its entirety the corresponding table found under “Fees and Expenses of the Portfolio” in the Portfolio Summary section:

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees of the Fund and the Subsidiary(1)	0.65%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	3.16%
Other Expenses of the Fund	3.15%
Other Expenses of the Subsidiary(2)	0.01%
Total Annual Fund Operating Expenses(3)	4.06%
Fee Waiver(3)	3.07%
Total Annual Fund Operating Expenses After Fee Waiver(3)	0.99%
(1)	The Portfolio may invest in commodity-linked investments through a wholly-owned subsidiary of the Portfolio that invests in commodity-linked investments. Janus Capital has contractually agreed that to the extent the Portfolio invests in the subsidiary, it shall not collect advisory fees from the Portfolio in an amount equal to the fee it collects from the subsidiary. The management fee waiver arrangement may not be discontinued by Janus Capital as long as its contract with the subsidiary is in place.
(2)	Other Expenses of the Subsidiary are based on the estimated expenses that the Subsidiary expects to incur.
(3)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses, which include the other expenses of the subsidiary shown above (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.68% until at least May 1, 2017. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio’s Board of Trustees. For a period beginning with the Portfolio’s commencement of operations (January 29, 2015) and expiring on the third anniversary of the commencement of operations, or when the Portfolio’s assets meet the first breakpoint in the investment advisory fee schedule (0.65% of the first $1 billion of the average daily closing net asset value of the Portfolio), whichever occurs first, Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed if the Portfolio’s expense ratio, including recovered expenses, falls below the expense limit. There is no guarantee that the Portfolio’s assets will reach this asset level.

The following paragraph is added after the sixth paragraph in the “Principal Investment Strategies” section:

The Portfolio’s exposure to the commodity markets, in whole or in part, may be made through investment in a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “Subsidiary”), which is generally

1

subject to the same investment policies and restrictions as the Portfolio. The Subsidiary may invest in commodity index-linked swaps, exchange-traded funds that invest in commodities or commodities-related investments, exchange-traded notes, and certain other commodity-linked derivatives. The Subsidiary may also invest in other investments such as cash or U.S. Treasuries which may serve as margin or collateral for the Subsidiary’s commodity-linked derivative positions.

The following are added to the “Principal Investment Risks” section:

Commodity-Linked Investments Risk.  The Portfolio may invest, directly or indirectly, in various commodity-linked investments that provide exposure to the commodities markets. Such exposure may subject the Portfolio to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Subsidiary Risk.  By investing in the Subsidiary, the Portfolio will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Portfolio. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all of the provisions of the 1940 Act. The Internal Revenue Service (“IRS”) has previously issued a number of private letter rulings to mutual funds (but not the Portfolio), in which it ruled that income from a fund’s investment in a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. The IRS has suspended the issuance of any further private letter rulings pending a review of its position. A change in the IRS’ position or changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s Prospectus and the Statement of Additional Information. Such changes could adversely affect the Portfolio’s ability to meet its investment objective and jeopardize the Portfolio’s status as a regulated investment company under the U.S. tax code, which in turn may subject the Portfolio to higher tax rates and/or penalties.

Exchange-Traded Notes Risk.  The Portfolio may invest, directly or indirectly, in exchange-traded notes (“ETNs”), which are debt securities whose returns are linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk and counterparty risk. In addition, when the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN.

2.	The following changes apply to the remainder of the Prospectus.

The following replaces in its entirety the corresponding bullet point under “Other Expenses” found under “Fees and Expenses” in the Additional Information About the Portfolio section of the Prospectus:

¡	include acquired fund fees and expenses, which are indirect expenses the Portfolio may incur as a result of investing in shares of an underlying fund. “Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a portfolio invests or has invested during the period, but does not include the Portfolio’s wholly-owned subsidiary. To the extent that the Portfolio invests in Acquired Funds, the Portfolio’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in Acquired Funds. Such amounts are less than 0.01%.

The following is added to the “Additional Investment Strategies and General Portfolio Policies” section of the Prospectus:

Investment in Subsidiary

To qualify as a regulated investment company under the Internal Revenue Code, 90% of the Portfolio’s income must be from certain qualified sources. Direct investment in many commodities-related investments generates income that is not from a qualifying source for purposes of meeting this 90% test. The Portfolio will seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “Subsidiary”), and which is generally subject to the same investment policies and restrictions as

2

the Portfolio. The Subsidiary may invest without limitation in commodity index-linked swaps, commodity futures, commodity swaps, commodity-linked notes, ETFs that invest in commodities or commodities-related investments, ETNs, and other commodity-linked derivative instruments. The Subsidiary may also invest in fixed-income securities and other investments which may serve as margin or collateral for the Subsidiary’s derivatives positions. The Portfolio may invest 25% or less of its total assets in the Subsidiary. Income or net capital gains from the Portfolio’s investment in the Subsidiary would be treated as ordinary income to the Portfolio. Janus Capital is the adviser to the Subsidiary. The Subsidiary will not be subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of a foreign jurisdiction, which can be affected by developments in that jurisdiction.

The IRS has previously issued a number of private letter rulings to mutual funds (but not the Portfolio) in which it ruled that income from a fund’s investment in a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. The IRS has suspended the issuance of any further private letter rulings pending a review of its position. A change in the IRS’ position or changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Portfolio. In particular, unfavorable treatment of the income derived from the Portfolio’s investment in the Subsidiary could jeopardize the Portfolio’s status as a regulated investment company under the Internal Revenue Code, which in turn may subject the Portfolio to higher tax rates and/or penalties. Additionally, the Commodity Futures Trading Commission (“CFTC”) adopted changes to Rule 4.5 under the Commodity Exchange Act in 2012 that required Janus Capital to register with the CFTC, and operation of the Portfolio and Subsidiary is subject to certain CFTC rules and regulations. Existing or new CFTC regulation may increase the costs of implementing the Portfolio’s strategies, which could negatively affect the Portfolio’s returns.

The following is added to the “Management Expenses” section under Management of the Portfolio following the table reflecting the Portfolio’s contractual investment advisory fee:

Janus Capital is responsible for the day-to-day management of the Subsidiary. Janus Capital has contractually agreed to waive a portion of the Portfolio’s management fee in an amount equal to the management fee paid to Janus Capital by the Subsidiary. The management fee waiver arrangement related to the Subsidiary may not be discontinued by Janus Capital as long as its contract with the Subsidiary is in place.

The following is added as the second paragraph under “Taxation of the Portfolio” in the Distributions and Taxes section of the Prospectus:

One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that 90% of the Portfolio’s income must be from certain qualified sources. The IRS has previously issued a number of private letter rulings to mutual funds (but not the Portfolio), in which it ruled that income from a fund’s investment in a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. The IRS has suspended the issuance of such private letter rulings pending a review of its position. A change in the IRS’ position or changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s Prospectus and the SAI. Such changes could adversely affect the Portfolio’s ability to meet its investment objective, and jeopardize the Portfolio’s status as a regulated investment company under the U.S. tax code, which in turn may subject the Portfolio to higher tax rates and/or penalties.

The following replaces in its entirety the last paragraph found under “Pricing of Portfolio Shares” in the Shareholder’s Guide section of the Prospectus:

The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Portfolio. The value of the securities of other open-end funds held by the Portfolio, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Please retain this Supplement with your records.

3

Janus Aspen Series

Global Unconstrained Bond Portfolio

Supplement dated July 28, 2016

to Currently Effective Prospectuses

Effective immediately, the following replaces the corresponding information for Global Unconstrained Bond Portfolio (the “Portfolio”) as noted below.

1.	The following replaces in its entirety the corresponding information found under “Management” in the Portfolio Summary section of the Portfolio’s Prospectuses:

Portfolio Manager:  William H. Gross is Executive Vice President and Portfolio Manager of the Portfolio, which he has managed since January 2015.

2.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of the Portfolio:

Global Unconstrained Bond Portfolio

William H. Gross is Executive Vice President and Portfolio Manager of Global Unconstrained Bond Portfolio, which he has managed since January 2015. Mr. Gross joined Janus Capital in September 2014. Prior to joining Janus Capital, Mr. Gross was Managing Director, Chief Investment Officer, and a founding partner of Pacific Investment Management Company LLC (“PIMCO”).

Effective July 28, 2016, references to Kumar Palghat are deleted.

Please retain this Supplement with your records.

Janus Aspen Series

Global Unconstrained Bond Portfolio

Institutional Shares

Service Shares

Supplement dated July 28, 2016

to Currently Effective Statements of Additional Information

Effective October 5, 2016, the following information applies to the statements of additional information (“SAI”) for Global Unconstrained Bond Portfolio (the “Portfolio”):

1.	The following updates apply to the Classification, Investment Policies and Restrictions, and Investment Strategies and Risks section of each SAI:

The following disclosure is added as the first four paragraphs following “Investment Strategies and Risks”:

The Portfolio will seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary may invest without limitation in commodity index-linked swaps, commodity futures, commodity swaps, commodity-linked notes, exchange-traded funds that invest in commodities or commodities-related investments, exchange-traded notes, and other commodity-linked derivative instruments. The Subsidiary may also invest in fixed-income securities and other investments which may serve as margin or collateral for the Subsidiary’s derivatives positions. The Portfolio may invest 25% or less of its total assets in the Subsidiary.

Unless otherwise noted in the Prospectus or this SAI, the Subsidiary will be subject to the same investment policies and restrictions, and generally follow the same compliance policies and procedures as the Portfolio. The Subsidiary’s compliance with applicable policies and procedures is part of periodic reports to the Portfolio’s Board of Trustees regarding the Subsidiary’s compliance with its policies and procedures. The Portfolio and Subsidiary will test for compliance with certain investment restrictions on a consolidated basis, except with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation requirements to the same extent as the Portfolio.

The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. The Portfolio has not applied for a private letter ruling from the Internal Revenue Service (“IRS”) with respect to the tax treatment of income and gains generated by investments in commodity-linked notes and income generated by investments in controlled foreign corporations, such as the Subsidiary. The IRS has previously issued a number of private letter rulings to mutual funds, which indicate that income from a fund’s investment in a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. The IRS currently has suspended the issuance of any further private letter rulings pending a review of its position. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Prospectus and this SAI and could adversely affect the Portfolio. Additionally, the Commodity Futures Trading Commission (“CFTC”) adopted changes to Rule 4.5 under the Commodity Exchange Act in 2012 which required Janus Capital to register with the CFTC, and operation of the Portfolio and Subsidiary is subject to certain CFTC rules and regulations. Such CFTC regulation may increase the costs of implementing the Portfolio’s strategies, which could negatively impact the Portfolio’s returns.

Please see “Income Dividends, Capital Gains Distributions, and Tax Status” for information about certain tax aspects of the Portfolio’s investment in the Subsidiary.

The following replaces in its entirety the first paragraph under “Illiquid Investments”:

The Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable), including securities that are purchased in private placements. The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper, and municipal lease obligations purchased by the Portfolio. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization (“NRSRO”). Investments in Rule 144A Securities could have the effect of increasing the level of the Portfolio’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes affecting the security. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Portfolio’s liquidity procedures if traded in that market. Such securities will be treated as “restricted” if traded in the United States because foreign securities are not registered for sale under the Securities Act of 1933, as amended (the “1933 Act”). For liquidity determinations with respect to the Portfolio’s Subsidiary, the Portfolio will “look through” the Subsidiary to the Subsidiary’s portfolio holdings for purposes of complying with the Portfolio’s liquidity requirements.

The following replaces in its entirety the first paragraph under “Investment Company Securities”:

From time to time, the Portfolio may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits the Portfolio from acquiring: (i) more than 3% of another investment company’s voting stock; (ii) securities of another investment company with a value in excess of 5% of the Portfolio’s total assets; or (iii) securities of such other investment company and all other investment companies owned by the Portfolio having a value in excess of 10% of the Portfolio’s total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to the Portfolio if, after the sale: (i) the Portfolio owns more than 3% of the other investment company’s voting stock or (ii) the Portfolio and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. To the extent the Portfolio is an underlying fund in a Janus fund of funds, the Portfolio may not acquire securities of other investment companies in reliance on Section 12(d)(1)(F) and securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G). Section 12(d)(1) limitations are not applied with respect to the Portfolio’s investment in the Subsidiary, which is not deemed to be an investment company. The Portfolio may invest its cash holdings in affiliated or non-affiliated money market funds as part of a cash sweep program. The Portfolio may purchase unlimited shares of affiliated or non-affiliated money market funds and of other funds managed by Janus Capital, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order. To the extent the Portfolio invests in money market funds or other funds, the Portfolio will be subject to the same risks that investors experience when investing in such other funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other funds. Additionally, to the extent that Janus Capital serves as the investment adviser to underlying funds or investment vehicles in which the Portfolio may invest, Janus Capital may have conflicting interests in fulfilling its fiduciary duties to both the Portfolio and the underlying funds or investment vehicles. Money market funds are open-end registered investment companies which have historically traded at a stable $1.00 per share price. In July 2014, the SEC adopted amendments to money market fund regulations (“2014 Amendments”) intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. In general, the 2014 Amendments require money market funds that do not meet the definitions of a retail money market fund or government money market fund to transact at a floating NAV per share (similar to all other non-money market mutual funds), instead of at a $1.00 stable share price, as has traditionally been the case. The 2014 Amendments also permit all money market funds to impose liquidity fees and redemption gates for use in times of market stress. The SEC also adopted additional diversification, stress testing, and disclosure measures. The 2014 Amendments represent significant departures from the traditional operation of money market funds and the impact that these amendments might have on money market funds is unclear; however, any impact on the trading and value of money market instruments as a result of the 2014 Amendments may negatively affect the Portfolio’s return potential. The 2014 Amendments generally are not effective until October 2016.

The following is added as the third paragraph under “Structured Investments”:

The Portfolio may invest in commodity-linked or commodity index-linked securities which have principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the Goldman Sachs Commodities Index. They are sometimes referred to as structured investments because the terms of the instrument may be structured by the issuer of the instrument and the purchaser of the instrument. The value of these instruments will rise or fall in response to changes in the underlying commodity or related index or investment. The Portfolio’s investment in these instruments exposes the Portfolio to the commodities market and the risks associated with commodities underlying the instrument without investing directly in physical commodities. The Portfolio’s indirect exposure to commodities may be limited by the Portfolio’s intention to qualify as a regulated investment company under the Internal Revenue Code.

2.	The following replaces in its entirety the corresponding information in the “Investment Adviser” section of each SAI:

The Portfolio and the Subsidiary each pay a monthly investment advisory fee to Janus Capital for its services. The fee is based on the average daily net assets of each, and is calculated at the following annual rate.

Portfolio Name	Average Daily Net Assets of the Portfolio	Contractual Investment Advisory Fee (%) (annual rate)
Global Unconstrained Bond Portfolio	First $1 Billion	0.65
	Next $2 Billion	0.62
	Over $3 Billion	0.60

To the extent the Portfolio invests its assets in the Subsidiary, Janus Capital does not collect fees that it would otherwise be entitled in an amount equal to the fee rate that Janus Capital receives from the Subsidiary.

Information relating to the Subsidiary advisory agreement is contained in the section titled “Management and Operation of the Subsidiary.”

3.	The following is added to the Income Dividends, Capital Gains Distributions, and Tax Status section in each SAI:

The Portfolio may invest a portion of its assets in the Subsidiary, which will be classified as a corporation for U.S. federal income tax purposes. The IRS has previously issued private letter rulings in which the IRS specifically concluded that income derived from investment in a wholly-owned subsidiary of a fund would be qualifying income. The Portfolio has not applied for a private letter ruling from the IRS to confirm that income produced by the Portfolio’s investment in the Subsidiary would constitute qualifying income to the Portfolio. Currently, the IRS has suspended the issuance of such private letter rulings pending a review of its position. There is a risk that the IRS could assert that the income and gain derived from the Portfolio’s investment in the Subsidiary, and the income and gain from the Portfolio’s investments in commodity-linked notes, would not be considered qualifying income for purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. If the IRS makes an adverse determination relating to the treatment of such income and gain, the Portfolio would likely need to significantly change its investment strategies, which could adversely affect the Portfolio. In addition, the Portfolio could fail to qualify as a regulated investment company, in which case all the income and gain of the Portfolio would be subject to federal income tax at regular corporate rates and the holders of variable annuity and variable life insurance contracts who have indirectly invested in the Portfolio may be subject to current federal income taxation with respect to their contracts and thereby lose the benefit of tax deferral.

Foreign corporations, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a

U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor, then the activities of the Subsidiary may constitute a U.S. trade or business, and be taxed as such.

In general, foreign corporations, such as the Subsidiary, that do not conduct a U.S. trade or business are nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the United States and the Cayman Islands that would reduce this rate of withholding tax. It is not expected that the Subsidiary will derive income subject to such withholding tax.

The Subsidiary will be treated as a controlled foreign corporation (“CFC”). The Portfolio will be treated as a “U.S. shareholder” of the Subsidiary. As a result, the Portfolio will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income will be “subpart F income.” The Portfolio’s recognition of the Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

4.	The following is added to the “Miscellaneous Information” section of each SAI:

MANAGEMENT AND OPERATION OF THE SUBSIDIARY

The Subsidiary, Janus Aspen Global Unconstrained Bond Subsidiary, Ltd., is an exempted company organized under the laws of the Cayman Islands. The Subsidiary’s affairs are overseen by a board currently consisting of one Director, Michelle Rosenberg, Chief Legal Counsel of the Portfolio. The Portfolio is the sole shareholder of the Subsidiary, and shares of the Subsidiary will not be sold or offered to other investors. The Subsidiary has entered into an investment advisory agreement with Janus Capital whereby Janus Capital provides investment advisory services to the Subsidiary.

The Subsidiary pays Janus Capital a management fee based on the average daily net assets of the Subsidiary and is calculated at the annual rate of 0.65% for the first $1 billion of the average daily closing net asset value of the Portfolio and Subsidiary, 0.62% for the next $2 billion in assets, and 0.60% for assets in excess of $3 billion. Janus Capital has contractually agreed to waive a portion of the Portfolio’s management fee in an amount equal to the management fee paid to Janus Capital by the Subsidiary. The management fee waiver arrangement may not be discontinued by Janus Capital as long as its contract with the Subsidiary is in place.

The advisory agreement with Janus Capital with respect to the Subsidiary will continue in effect from year to year so long as such continuance is approved annually by a majority of the Portfolio’s Independent Trustees, and by either a majority of the outstanding voting shares of the Portfolio or the Trustees of the Portfolio. The agreement: (i) may be terminated without the payment of any penalty by the Portfolio or either party on 60 days’ written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including a majority of the Independent Trustees and, to the extent otherwise required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Portfolio.

The Subsidiary, and in turn the Portfolio indirectly, will bear fees and expenses incurred in connection with the custody, transfer agency, and audit services that the Subsidiary receives.

Please retain this Supplement with your records.

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